Note 25 - Components of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Brokerage and securities related payables [Abstract]
Cash/margin payables	€ 66,259	€ 59,291
Payables from prime brokerage	271	6
Pending securities transactions past settlement date, liabilities	1,612	1,588
Payables from unsettled regular way trades	11,668	10,402
Brokerage and securities related payables	79,810	71,287
Accrued interest payable	1,740	2,420
Liabilities held for sale	9,850	9,650
Lease liabilities	3,974	3,281
Other	18,834	21,327
Total other liabilities	€ 114,208	€ 107,964